WARRANTS (Details)	4 Months Ended	6 Months Ended
	Dec. 31, 2020 $ / shares shares	Jun. 30, 2021 item D $ / shares shares
Class of Warrant or Right [Line Items]
Public Warrants expiration term	5 years
Redemption price per public warrant (in dollars per share)	$ 0.01
Warrants
Class of Warrant or Right [Line Items]
Maximum period after business combination in which to file registration statement		15 days
Period of time within which registration statement is expected to become effective		60 days
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	8,000,000
Public warrants
Class of Warrant or Right [Line Items]
Warrant exercise period condition one		30 days
Warrant exercise period condition two		12 months
Public Warrants expiration term		5 years
Share price trigger used to measure dilution of warrant		$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant		60
Trading period after business combination used to measure dilution of warrant | item		20
Warrant exercise price adjustment multiple		115
Warrant redemption price adjustment multiple		180
Restrictions on transfer period of time after business combination completion		30 days
Warrants outstanding | shares	16,666,667	16,666,667
Public warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)		$ 0.01
Redemption period		30 days
Warrant redemption condition minimum share price		$ 18.00
Threshold trading days for redemption of public warrants | D		20
Threshold consecutive trading days for redemption of public warrants | D		30
Threshold number of business days before sending notice of redemption to warrant holders | item		3